SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment  [  ]:  Amendment Number:
This Amendment  (Check only one);    [  ]  is a restatement
				     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Northern Capital Management
Address:  8010 Excelsior Drive, Suite 300
	  Madison, WI  53717

Form 13F File Number:  28-1245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:  Stephen L. Hawk
Title: Chairman & Chief Executive Officer
Phone: (608) 831-8018

Signature, Place and date of signing:

	Stephen L. Hawk		Madison, WI			April 13, 2009
    [Signature]			 [City, State]			          [Date]

Report Type  (Check only one):

[ X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report).
[    ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[    ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers reporting for this Manager:  NONE

Institutional Investment Manager Filing this Report:

Name:      Northern Capital Management
Address:  8018 Excelsior Drive, Suite 300
	    Madison, WI  53717

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	NONE

Form 13F Information Table Entry Total:	111

Form 13F Information Table Value Total:	104,701
			   (thousands)

FORM 13F INFORMATION TABLE

                                              Value    Shares/    Invesment         - - -VOTING AUTHORITY - - -
NAME OF ISSUER       TITLE OF CLASS CUSIP     $(000)   PRN AMT    Discretion Mngr   Sole      Shared   None
-------------------- -------------- --------- -------- ---------- ---------- ------ --------- -------- --------
Aes Corporation      Common          00130H105      164     28,235 SOLE                 28,235                 0
Akamai Technologies  Common          00971T101    1,846     95,172 SOLE                 93,422             1,750
Amphenol Corp.       Class A         032095101      539     18,905 SOLE                 18,905                 0
Anchor BanCorp WI    Common          032839102       15     11,145 SOLE                 11,145                 0
Apple Computer Inc   Common          037833100    2,195     20,885 SOLE                 20,555               330
Applied Materials    Common          038222105    1,135    105,545 SOLE                103,020             2,525
Bank of America      Common          060505104      429     62,901 SOLE                 58,076             4,825
Brookfield Asset Mgm CL A Ltd Vt SH  112585104      876     63,586 SOLE                 61,587             1,999
Cameco Corp          Common          13321l108    1,667     97,113 SOLE                 95,063             2,050
Cardinal Health      Common          14149Y108    1,173     37,275 SOLE                 36,385               890
Cerner Corp          Common          156782104    1,694     38,525 SOLE                 37,455             1,070
Chesapeake Energy    Common          165167107      747     43,815 SOLE                 43,025               790
Cisco Systems Inc    Common          17275R102    3,183    189,795 SOLE                185,820             3,975
Comcast Corp.        Class A         20030N101    1,744    127,844 SOLE                125,359             2,485
Conocophillips       Common          20825C104    1,153     29,446 SOLE                 28,871               575
Constellation Brands Class A         21036P108      787     66,145 SOLE                 65,920               225
Dell Inc             Common          24702R101      168     17,675 SOLE                 17,675                 0
Discovery Communicat Class A         25470F104      863     53,858 SOLE                 52,373             1,485
Dish Network Corp    Class A         25470M109      946     85,130 SOLE                 83,350             1,780
Dr Pepper Snapple    Common          26138e109    1,536     90,805 SOLE                 89,085             1,720
Du Pont E I De Nemou Common          263534109      806     36,105 SOLE                 35,975               130
Duff & Phelps Utils  Common          23325P104       82     12,000 SOLE                 12,000                 0
Dun & Bradstreet     Common          26483E100      522      6,775 SOLE                  6,775                 0
Ebay Inc             Common          278642103    1,137     90,550 SOLE                 89,130             1,420
El Paso Corp.        Common          28336L109    1,164    186,270 SOLE                181,790             4,480
Electronic Arts      Common          285512109    1,278     70,270 SOLE                 68,750             1,520
EMC Corporation      Common          268648102    2,090    183,292 SOLE                179,942             3,350
Encana Corp          Common          292505104      319      7,850 SOLE                  7,850                 0
Ensco Intl Inc       Common          26874Q100      229      8,675 SOLE                  8,675                 0
EOG Resources Inc    Common          26875P101      529      9,655 SOLE                  9,255               400
Exide Technologies   Common New      302051206      157     52,200 SOLE                 52,200                 0
Exxon Mobil          Common          30231G102      396      5,811 SOLE                  5,811                 0
FPL Group Inc        Common          302571104      271      5,350 SOLE                  4,675               675
Forest Labs          Common          345838106    1,569     71,450 SOLE                 70,195             1,255
General Cable Corp   Common          369300108      890     44,900 SOLE                 43,400             1,500
General Electric     Common          369604103    1,612    159,472 SOLE                155,772             3,700
Goldman Sachs Group  Common          38141G104    1,044      9,850 SOLE                  9,475               375
Google Inc.          Class A         38259P508    2,056      5,906 SOLE                  5,631               275
Heinz, H.J. Co.      Common          423074103    1,212     36,650 SOLE                 35,715               935
Honeywell Intl       Common          438516106    1,514     54,330 SOLE                 52,780             1,550
Intel Corp.          Common          458140100    2,017    134,175 SOLE                131,000             3,175
Intl Game Tech.      Common          459902102      319     34,545 SOLE                 33,995               550
Ishares              Barclys Tips BD 464287176      998      9,715 SOLE                  9,715                 0
Ishares Goldman Sach S&P NA Nat RES  464287374      448     18,975 SOLE                 18,925                50
Ishares Fund         Iboxx Inv CPBD  464287242      626      6,650 SOLE                  6,650                 0
Ishares Fund         MSCI Brazil     464286400      642     17,035 SOLE                 16,710               325
Ishares Fund         MSCI Emerg Mkt  464287234    2,126     85,704 SOLE                 83,614             2,090
Ishares Fund         MSCI Emu Index  464286608      319     13,020 SOLE                 12,970                50
Ishares Inc          MSCI Pac J Idx  464286665      493     20,015 SOLE                 19,115               900
Ishares Index        MSCI Utd KingD  464286699      533     50,835 SOLE                 49,935               900
Ishares Trust        Nasdq Bio Indx  464287556      501      7,550 SOLE                  7,550                 0
Ishares Index Fund   Russell 1000 Va 464287598      984     24,145 SOLE                 23,260               885
Ishares Fund         Rusl 2000 Valu  464287630    1,387     35,140 SOLE                 34,565               575
Ishares Fund         Russell Mcp Gr  464287481    1,744     57,950 SOLE                 56,535             1,415
Ishares Midcap       Russell Mcp Vl  464287473    2,009     83,894 SOLE                 81,929             1,965
Ishares Fund         S&P Gbl Hlthcr  464287325      697     17,505 SOLE                 17,505                 0
Ishares Fund         S&P Natl Mun B  464288414      249      2,500 SOLE                  2,500                 0
Johnson & Johnson    Common          478160104    1,615     30,694 SOLE                 30,694                 0
Joy Global Inc       Common          481165108      409     19,205 SOLE                 18,265               940
KBW Regional Banking ETF             78464A698      690     35,920 SOLE                 34,695             1,225
Kinder Morgan Mgmt   SHS             49455U100    1,444     35,428 SOLE                 35,428                 0
Life Technologies    Common          53217V109      214      6,575 SOLE                      0             6,575
Marathon Oil Corp    Common          565849106      377     14,340 SOLE                 14,200               140
Mkt Vestors-Agribusi Agribus ETF     57060U605      333     11,765 SOLE                 11,140               625
Marshall & Ilsley    Common          571837103      124     21,993 SOLE                 21,993                 0
Massey Energy Co     Common          576206106      238     23,560 SOLE                 21,910             1,650
Microsoft Corp.      Common          594918104    3,070    167,126 SOLE                163,826             3,300
Monster Worldwide    Common          611742107      486     59,685 SOLE                 57,910             1,775
NII Holdings Inc     Class B New     62913F201    1,524    101,620 SOLE                 99,670             1,950
Noble Energy Inc     Common          655044105      224      4,150 SOLE                  4,150                 0
Novartis             Sponsored ADR   66987V109    1,873     49,510 SOLE                 48,510             1,000
Novo Nordisk A/S     ADR             670100205      476      9,925 SOLE                  9,200               725
Nvidia Corp          Common          67066G104      140     14,180 SOLE                 12,105             2,075
NYSE Euronext        Common          629491101    1,065     59,500 SOLE                 58,100             1,400
Occidental Petro.    Common          674599105      288      5,170 SOLE                  4,770               400
Pepsico, Inc.        Common          713448108    1,313     25,514 SOLE                 25,314               200
Petroleo Brasileiro  Sponsored ADR   71654V408    1,523     49,975 SOLE                 48,675             1,300
Pfizer, Inc.         Common          717081103      543     39,873 SOLE                 37,448             2,425
Pinnacle Entertainme Common          723456109      137     19,425 SOLE                 19,425                 0
Powershares Cleantec Cleantech Port  73935X278      358     22,100 SOLE                 21,275               825
Powershares DB Crude ETF             25154K882       83     30,000 SOLE                 30,000                 0
Powershares Portfoli Insur Natl Mun  73936t474    1,399     63,650 SOLE                 63,650                 0
Powershares ETF Trus Water Resource  73935X575    1,351    113,269 SOLE                111,369             1,900
Precision Castparts  Common          740189105    2,262     37,756 SOLE                 37,156               600
Proshares Trust      ULT 2000 Valu   74347R479      153     14,200 SOLE                 14,200                 0
Proshares Trust      Pshs Ult Mcp Va 74347R495      162     15,000 SOLE                 15,000                 0
Proshares Trust      Pshs Ult1000 Va 74347R529      125     10,500 SOLE                 10,500                 0
Proshares Trust      Pshs Ultshrt QQ 74347R875      243      5,000 SOLE                  5,000                 0
Qualcomm Inc.        Common          747525103    2,244     57,670 SOLE                 56,920               750
Quest Diagonstics    Common          74834L100      672     14,145 SOLE                 14,045               100
Safeway Stores       Common New      786514208    1,662     82,326 SOLE                 80,696             1,630
Sepracor Inc.        Common          817315104    1,062     72,460 SOLE                 70,400             2,060
Sirius Satellite Rad Common          82967N108        9     25,500 SOLE                 25,500                 0
Spdr Series Trust    Shrt Term Muni  78464A425      447     18,775 SOLE                 18,775                 0
Spdr & S&P Biotech   S&P Biotech     78464a870      750     15,635 SOLE                 14,975               660
Starbucks Corp       Common          855244109    1,247    112,220 SOLE                109,620             2,600
Stryker Corp         Common          863667101    1,336     39,237 SOLE                 38,462               775
Sysco Corp           Common          871829107    1,238     54,315 SOLE                 52,815             1,500
Target Corp          Common          87612E106    1,417     41,195 SOLE                 40,285               910
Thermo Fisher Scient Common          883556102      401     11,250 SOLE                 10,425               825
Tomotherapy Inc.     Common          890088107      341    128,540 SOLE                125,785             2,755
Transocean Inc       Common          H8817H100    1,396     23,718 SOLE                 23,253               465
U S Bancorp          Common New      902973304      198     13,546 SOLE                 13,546                 0
Union Pacific Corp   Common          907818108      215      5,225 SOLE                  5,225                 0
US Natl Gas Fund     Unit            912318102      859     56,515 SOLE                 55,465             1,050
UnitedHealth Group   Common          91324P102    1,065     50,865 SOLE                 49,605             1,260
Visa Inc             Common CL A     92826C839      974     17,515 SOLE                 16,720               795
Walgreen Company     Common          931422109    1,958     75,408 SOLE                 73,858             1,550
Weatherford Intl     Common          G95089101      597     53,885 SOLE                 52,385             1,500
Western Digital      Common          958102105    1,691     87,455 SOLE                 85,405             2,050
Wyndham Worldwide    Common          98310W108      851    202,662 SOLE                195,332             7,330

 /TEXT
 /DOCUMENT
 /SUBMISSION